Form N-CSR Cover	6 Months Ended
Feb. 28, 2026
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
Entity Central Index Key	0000717316
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report